VALUE OF CHARTER PARTY CONTRACTS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Acquired time charter contracts from Quintana	$ 0	$ 0	$ 3,080
Amortization of charter party-out contracts	18,732	18,733	19,333
Amortization of unfavorable time charter-in contract	0	$ (672)	$ (672)
Operating leases, right of use assets, net	$ 54,853			$ 205,328
Golden Hawk [Member]
Lessee, Lease, Description [Line Items]
Operating leases, right of use assets, net				$ 4,100